Related-Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Blackstone Management Partners L.L.C. [Member]	Dec. 29, 2012 Blackstone Management Partners L.L.C. [Member]	Dec. 31, 2011 Blackstone Management Partners L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 29, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Noncontrolling [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Noncontrolling [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Noncontrolling [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Summit Materials Llc [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Summit Materials Llc [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Summit Materials Llc [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Green America Recycling Llc [Member] Continental Cement Company, L.L.C. [Member]
Related Party Transaction [Line Items]
Management fees incurred							$ 2,600,000	$ 2,100,000	$ 3,000,000
Agreement date							Jul. 30, 2009
Purchase of equipment									2,300,000						2,300,000
Purchase of equipment inclusive of interest									100,000
Revenue from unconsolidated affiliates	600,000	7,900,000	8,600,000	16,578,000	16,303,000	12,269,000							12,700,000	12,500,000	9,500,000	4,500,000	3,800,000	2,800,000	700,000
Costs incurred in connection with several transactions with unconsolidated affiliates	200,000	200,000	700,000
Accounts receivable from affiliates	400,000	1,900,000		2,990,000	10,303,000
Accounts payable to affiliates	0	200,000
Sales to related parties										12,700,000	12,500,000	9,500,000
Accounts receivables due from related parties				422,000	1,193,000					200,000	1,000,000		200,000	1,000,000		200,000	200,000
Accounts payable to noncontrolling member	700,000	2,100,000
Accrued interest on related party settlement year	2014
Accrued interest due to non-controlling interest				$ 723,000	$ 2,149,000								$ 700,000	$ 2,100,000